Initial Public Offering - Additional Information (Detail) (USD $)	0 Months Ended				9 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended
	Feb. 10, 2014	Feb. 04, 2014	Jun. 28, 2013	Nov. 30, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 13, 2014	Dec. 31, 2014	Apr. 30, 2014	Jul. 31, 2013	Jul. 22, 2013	Jul. 21, 2013	Dec. 31, 2011
Class Of Stock [Line Items]
Initial public offering, number of shares issued		1,900,000
Initial public offering, price per share		$ 10.00
Net cash proceeds from issue of initial public offering after deducting underwriting discounts and additional costs	$ 17,390,240				$ 17,390,240
Increase in capital shares value	16,458,000
Additional costs incurred prior to, and associated with IPO, beginning of period	932,136				932,136
Purchase of common stock by underwriters to cover overallotments, number of shares					285,000
Purchase of common stock by underwriters to cover overallotments, per share					$ 9.30
Exercise price of warrants	$ 10.00
Overallotment issued to underwriter to purchase common stock, period					45 days
Purchase of common stock by underwriters to cover overallotments, grant date fair value					202,143
Warrants to purchase common stock, period					5 years
Issuance of warrants to purchase shares of common stock, grant date fair value					544,116
Series A Preferred Stock, shares converted to common stock		69,421,047			69,421,047
Common stock, shares issued upon conversion of Series A Preferred Stock		1,652,851			1,652,851
Common stock, shares authorized		40,000,000		44,260,000	40,000,000		53,000,000	14,600,000					14,600,000		14,600,000
Preferred stock, shares authorized		5,000,000											100,000,000	14,600,000
Debt, principal amount converted			20,231,000			20,231,000	20,231,000
Conversion price of notes					$ 10.00
Shares of common stock vested as settlement of certain restricted stock units	73,151
Lock-up period	180 days						180 days
Preferred warrants outstanding after cancellation of warrants due to early termination clauses	1,587
Warrants reclassified to additional paid-in capital	2,475,620
Unamortized discounts	996,024
Non-cash underwriter IPO costs	279,760				279,760
Non-cash underwriter IPO discounts	1,330,000
Offering costs associated with IPO	932,136
Maximum amount of line of credit					2,600,000		2,600,000
Line of credit, oustanding balance repaid	2,346,000				2,346,000
Line of credit, accrued interest paid	27,043
Stock options granted					594,798		300,438	330
Option awards vesting period				10 years
Additional cash compensation expense					150,000
Annual Cash Compensation Expense					225,000
Repayment of laboratory equipment dues to supplier					70,000		70,000
Executive Officer [Member]
Class Of Stock [Line Items]
Payment of deferred salary obligations									1,009,552
Employee [Member]
Class Of Stock [Line Items]
Payment of deferred salary obligations									344,883
2013 Equity Incentive Plan [Member]
Class Of Stock [Line Items]
Common stock, shares authorized							403,571
Increase in number of shares of common stock covered by plan	800,000
Option awards vesting period									3 years	10 years
Option awards expiration period									10 years
2013 Equity Incentive Plan [Member] | Non-Employee Directors [Member]
Class Of Stock [Line Items]
Stock options granted									238,500
2013 Equity Incentive Plan [Member] | Employee Directors [Member]
Class Of Stock [Line Items]
Stock options granted									54,298
2013 Equity Incentive Plan [Member] | Non Executive Chairman [Member]
Class Of Stock [Line Items]
Stock options granted									53,108
Common Stock [Member]
Class Of Stock [Line Items]
Exercise price of warrants											$ 4.72
Warrants to purchase common stock, period											10 years
2008 Convertible Note [Member]
Class Of Stock [Line Items]
Debt, principal amount converted	1,400,000				1,400,000							1,400,000
Conversion price of notes	$ 10.00
2008 Convertible Note [Member] | Common Stock [Member]
Class Of Stock [Line Items]
Convertible note converted into preferred shares	163,399				163,399
2013 Convertible Bridge Notes [Member]
Class Of Stock [Line Items]
Exercise price of warrants	$ 10.00
Debt, principal amount converted	5,165,000				5,165,000
Conversion price of notes	$ 10.00				$ 10.00
Warrants reclassified to additional paid-in capital	258,249
2013 Convertible Bridge Notes [Member] | Common Stock [Member]
Class Of Stock [Line Items]
Convertible note converted into preferred shares	547,794				547,794
Line of Credit [Member]
Class Of Stock [Line Items]
Exercise price of warrants	$ 10.00
Warrants reclassified to additional paid-in capital	128,903
Fair market value of the collateral posted for the line of credit	2,578,104
Convertible Bridge Notes And Line Of Credit [Member]
Class Of Stock [Line Items]
Exercise price of warrants					$ 10.00
Warrants reclassified to additional paid-in capital	387,152				387,152
Warrants reclassified to additional paid-in capital					2,475,620
Accrued interest [Member]
Class Of Stock [Line Items]
Accrued interest on convertible debt converted			2,581,000			2,581,000	2,581,000
Accrued interest [Member] | 2008 Convertible Note [Member]
Class Of Stock [Line Items]
Accrued interest on convertible debt converted	233,982				233,982
Accrued interest [Member] | 2013 Convertible Bridge Notes [Member]
Class Of Stock [Line Items]
Accrued interest on convertible debt converted	$ 313,017				$ 313,017
Aegis Capital Corp. [Member]
Class Of Stock [Line Items]
Issuance of warrants to purchase shares of common stock					95,000
Exercise price of warrants					$ 12.50